SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2023
Cash and cash equivalents	$ 232,017	$ 232,017	$ 232,017				$ 459,048	$ 1,487
Cash and investments held in trust account	61,500,162	61,500,162	61,500,162				60,429,224
Redemption of temporary equity	61,500,162	61,500,162	61,500,162				60,429,224
Unrecognized tax benefits							0	0
Amounts accrued for interest and penalties							$ 0	$ 0
Goodvision Inc [Member]
Cash and cash equivalents	1,701,376	1,701,376	1,701,376		$ 1,766,451
Unrecognized tax benefits
Cash equivalents	200,660	200,660	200,660		0	0
Restricted cash	0	0	0		0	0
Unrealized gains or losses					0	0
Unrealized gains or losses or impairment charges					0	0
Allowance for expected credit losses
Prepaid expenses and other current assets	243,058	243,058	243,058
Deposits and advance payments to vendors	216,166	216,166	216,166
Prepaid expenses	12,339	12,339	12,339
Amounts held in a tax holding account	10,413	10,413	10,413
Prepaid payroll processor	4,140	$ 4,140	4,140
Property and equipment acquired			15,792
Depreciation expense	$ 787		$ 1,787
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration of risk percentage					100.00%	100.00%
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Concentration of risk percentage					100.00%
Goodvision Inc [Member] | Xiaoma Edu Convertible Promissory Note [Member]
Number of shares, contingently issuable		100,000
Goodvision Inc [Member] | Envision Advance LPF [Member]
Number of shares, contingently issuable		100,000
Potentially dilutive securities		$ 1,000,000